INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES
Schedule of component of inventories
	At December 31,
	2013	2014
	$	$

Raw materials	43,987,539	80,343,732
Work in progress	40,004,269	73,530,496
Finished goods	160,540,655	196,977,366
Total	244,532,463	350,851,594